Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income (loss)	¥ 12,948	¥ (35,540)	¥ (3,821)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	5,059	8,268	8,063
Deferred income taxes	2,063	(1,897)	693
Stock option compensation expense		1,283	861
Impairment losses on investment securities			400
Gain on sale of investment securities	(750)	(1,396)	(388)
Impairment charge	211	13,495
Changes in assets and liabilities, net of effect of acquisition:
Trade receivables	(1,690)	7,891	(1,004)
Inventories	(5,094)	2,806	(566)
Trade accounts payable	4,372	1,114	(6,475)
Accrued expenses	3,484	(1,376)	(4,529)
Income taxes payable	995	(424)	677
Accrued warranty expenses	(135)	(348)	(302)
Customer prepayments	2,342	(966)	611
Accrued pension and severance costs	1,328	998	841
Other	(652)	2,316	2,724
Net cash provided by (used in) operating activities	24,481	(3,776)	(2,215)
Cash flows from investing activities:
Proceeds from sale of available-for-sales securities	2,132	2,354	287
Acquisition of subsidiary, net of cash acquired		(1,273)
Proceeds from distribution of equity method investee		135
Purchases of property, plant and equipment	(3,230)	(5,511)	(11,386)
Purchases of intangible assets	(477)	(830)	(443)
Other	265	414	44
Net cash provided by (used in) investing activities	(1,310)	(4,711)	(11,498)
Cash flows from financing activities:
Decrease in short term debt			(25,000)
Proceeds from issuance of corporate bonds			25,000
Proceeds from issuance of convertible bonds		30,150
Dividends paid	(1,742)	(3,474)	(3,460)
Other	444	526	546
Net cash provided by (used in) financing activities	(1,298)	27,202	(2,914)
Net effect of exchange rate changes on cash and cash equivalents	6,704	4,614	4,077
Net change in cash and cash equivalents	28,577	23,329	(12,550)
Cash and cash equivalents at beginning of year	68,997	45,668	58,218
Cash and cash equivalents at end of year	97,574	68,997	45,668
Supplemental data:
Income taxes	1,486	2,711	1,519
Interest	¥ 137	¥ 140	¥ 87